COMMITMENTS (Details) $ in Thousands	Dec. 31, 2020 CAD ($)
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease commitments	$ 17,708
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease commitments	16,529
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease commitments	15,141
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease commitments	14,704
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease commitments	12,684
2026+
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease commitments	$ 8,725